Exhibit 99.6 Schedule 2

Loan Number	Loan ID	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Compensating Factors	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
XXXX	7872443	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Open) DSCR - Program Parameters - Other-

Guideline requirement has not been met. The guidelines stipulate that portfolio/blanket loans are permitted with a maximum of 10 underlying properties. The subject loan consists of XXXX individual properties. Therefore, the subject transaction is ineligible.

Response 1 (XX/XX/XXXX XX:XXPM)
Exception acknowledged by Investor. (Acknowledged)

(Open) Program Parameters - Financed Properties-

The subject loan does not meet Program Parameters for Financed Properties. The guidelines stipulate that Borrowers may own a total of fifteen (15) financed 1-4 unit residential properties including the subject property and regardless of the occupancy type of the subject property. The subject transaction consists of XX properties and the borrower's credit report reflects an additional XX mortgages.

Response 1 (XX/XX/XXXX XX:XXPM)
Exception acknowledged by Investor. (Acknowledged)

(Open) Hazard Insurance - Missing/Insufficient-

The guidelines stipulate that Borrowers may own a total of fifteen (15) financed 1-4 unit residential properties including the subject property and regardless of the occupancy type of the subject property. The subject transaction consists of 25 properties and the borrower's credit report reflects an additional 6 mortgages. Additionally, the insurance policy is under the name of XXXX, however, the borrowing entity is known as XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
Exception acknowledged by Investor. (Acknowledged)

(Clear) Contract Addendum - Missing-

The Sales Contract Addendum(s) is/are missing. The sales contract includes XXXX, however the Note, Mortgage and Settlement statement omit this address. Additionally, the sales contract reflects a purchase price of $XXXX, whereas the settlement statement reflects a sales price of $XXXX. Please provide contract addendum removing this property from the sale contract and updating the sales price.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Bank Statements-

The bank and/or asset statements are incomplete. Per program guidelines, when utilizing Business fund for closing, a cash flow analysis, using the most recent three months business bank statements is required. The loan file contains two months business account statements for two business accounts that the borrower is 100% owner of. separate businesses. No cash flow analysis or CPA letter was located in the loan file to verify withdrawal of funds would not negatively impact the business. Additionally, one additional month of business bank statements is required for the following accounts: XXXX #XXXX and XXXX #XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Missing Entity Documentation-

Missing required business documentation per guidelines. The loan file is missing the required Certificate of Good Standing for the borrowing entity, known as XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Title Commitment - Missing/Incomplete-

The title commitment/policy is missing from the loan file.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Open) Program Parameters - Loan Amount-

The loan amount exceeds maximum allowable under the guidelines. Per program guidelines, the maximum loan amount for a DSCR Cross Collateralized loan is $XXXX, the subject loan closed with a loan amount of $XXXX, which exceeds the maximum allowed.

Response 1 (XX/XX/XXXX XX:XXPM)
Exception acknowledged by Investor. (Acknowledged)

(Clear) Credit - Other-

The Data Tape for the subject loan includes the property located at XXXX. This property is not included in the subject loan.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Cash to Close-

The file did not contain evidence the borrower had the proper amount of funds required to close. The borrower is required to evidence available cash to close in the amount of $XXXX (cash to close $XXXX + EMD $XXXX + Reserves $XXXX). The subject loan contained assets totaling $XXXX. The borrower is short funds for closing and reserves in the amount of $XXXX.

Response 1 (XX/XX/XXXX XX:XXAM)
The XX/XX/XXXX statement was provided for XXXX account ending in #XXXX. A second consecutive statement for this account is required. (Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains CDAs dated XX/XX/XXXX - XX/XX/XXXX, which support the original appraised values.	XXX score. Experienced Investor. XXXX% LTV. XXX score. Experienced Investor. XXXX% LTV. XXX score. Experienced Investor. XXXX% LTV. XXX score. Experienced Investor. XXXX% LTV.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
XXXX	7876543	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete-

The following section(s) of the Note is inaccurate: The Note list an inaccurate date of first payment.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Appraisal Notice - Missing-

There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only.

(Open) Security Instrument - Inaccurate-

The following section of the Security Instrument is incomplete: The Loan Agreement was not executed by the Lender.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The Loan Agreement provided has not been executed by the Lender. (Upheld)

(Open) Assets - Minimum Reserves-

Total required assets $XXXX (funds to close $XXXX plus XX months reserves on subject (DSCR < 1; vacant property) and 1 month PITI on primary home totaling $XXXX in reserves). Verified assets $XXXX (XXXX $XXXX plus reserves held by lender at closing $XXXX) results in a reserve shortage of $XXXX. Sufficient reserves to meet underwriting requirements and PITI were not verified in the file.

Response 1 (XX/XX/XXXX XX:XXPM)
The asset shortage has taken into account the 3 months of reserves held back on the CD. (Upheld)

(Open) Program Parameters - Other-

Subject property located in a flood zone. Flood insurance premiums paid by the borrower must be escrowed and cannot be waived per the guidelines. The closing statement and amortization schedule in the file does not reflect flood insurance to be escrowed as required.

Response 1 (XX/XX/XXXX XX:XXPM)
The CD in file does not reflect Flood Insurance escrows. Flood Insurance is $XXXX per month and Hazard Insurance is $XXXX per month. (Upheld)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. File contains an appraisal risk review dated XX//XX/XXXX which supports the appraised value.		3	3	3	3	3	3	1	1	C	C	C	C	A	A	C	C	C	C	C	C	A	A	C	C	C	C	C	C	A	A	C	C	C	C	C	C	A	A	C	C	C	C	C	C	A	A	C	C
XXXX	7880045	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Flood Certificate - Missing-

The flood certificate is missing.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) Hazard Insurance - Missing/Insufficient-

The loan file is missing current hazard insurance policy on the subject property.

Response 1 (XX/XX/XXXX 9:02AM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Investment Property Reserves-

DSCR cash out refinance. Sufficient reserves to meet the minimum requirement was not verified in the file. No asset documentation was provided. Additionally, due to hazard insurance missing reviewer is unable to accurately determine the DSCR thus unable to determine amount of required reserves. Additional conditions may apply.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) Title Commitment - Missing/Incomplete-

The title commitment/policy is missing from the loan file.

Response 1 (XX/XX/XXXX XX:XXPM)
Title Commitment provided as required. (Resolved)

									(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The Loan file did not contain a Desk Review as required. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
XXXX	7879887	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing-

There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only

(Clear) Note - Incomplete-

The following section(s) of the Note is incomplete: Loan Agreement is missing.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The Loan Agreement has been provided and is executed by the borrower; however, it is not executed by the Lender. Please provide a fully executed Loan agreement executed by all parties (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Mortgage History - Missing/Incomplete-

The subject transaction is paying off the mortgage with XXXX/XXXX and is not reported on the credit report and a current mortgage payment history is not provided in the the loan file. Additional conditions may apply.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Other-

Assets - Other. The business bank statements provided with XXXX XXXX reflects the account holder as XXXX which is not the vesting entity for the subject transaction. The file does not document the borrower's percentage ownership in the business. The borrower must have 51% or greater ownership of the business, and if applicable, all other owners must sign a 100% access letter allowing borrower use of the assets.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an appraisal risk review dated XX/XX/XXXX which supports value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	7866514	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Clear) Note - Incomplete- The following section of the Note is incomplete: The referenced Loan Agreement was not executed by the Lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Credit Report - Other-

There are additional credit findings. The document provided to confirm the Certificate of Formation for XXXX was not legible.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) Program Parameters - Cash-Out Amount-

The subject loan exceeds the Program Parameters for cash out amount. The maximum cash out allowed for this transaction per guidelines is $XXXX. The cash out per the final HUD is $XXXX; therefore, exceeds program parameters.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Open) Assets - Minimum Reserves-

Sufficient reserves to meet underwriting requirements and PITI were not verified in the file. The application reflects assets with XXXX #XXXX and with XXXX #XXXX totaling $XXXX. Guidelines require 2 months most recent bank statements. The file only contains 1 month bank statement with XXXX #XXXX XX/XX/XXXX with only page 1 of 4 provided reflecting a balance of $XXXX. No documentation was provided for XXXX. Guidelines require 6 months reserves on the subject property of $XXXX. $XXXX in cash-out proceeds were allowed to be used towards funds to close. As a result, the borrowers are short $XXXX in documented funds.

Response 1 (XX/XX/XXXX XX:XXAM)
Waiver granted by Originator and acknowledged by Investor. (Acknowledged)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA supports appraised value.	XXX score. XXXX DSCR. Experienced Investor. XXXX% LTV.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A